CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
IPO
Offering costs	¥ 31,718
Private Placement
Offering costs	¥ 6,473